Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Quarterly Financial Information restated the previously reported balances	The Company quantified the amount and determined it necessary to restate its previously reported balances as follows (in thousands):

	December 31, 2020			December 31, 2019
	As reported	Misclassification	Restated	As reported	Misclassification	Restated
Total revenue	179,322	—	179,322	196,174	—	196,174
Cost of services	184,648	(9,352)	175,296	119,623	(6,234)	113,389
Gross (loss) profit	(5,326)	9,352	4,026	76,551	6,234	82,785
Research and development	72,700	—	72,700	34,910	—	34,910
Selling and marketing	53,831	9,352	63,183	33,118	6,234	39,352
General and administrative	100,742	—	100,742	29,484	—	29,484
Related party expenses	9,395	—	9,395	9,452	—	9,452
Loss from operations	(241,994)	—	(241,994)	(30,413)	—	(30,413)
Total other income, net	654	—	654	709	—	709
Net loss and comprehensive loss	(241,340)	—	(241,340)	(29,704)	—	(29,704)
2021 interim statements of operations and comprehensive loss (in thousands)

	First Quarter				Second Quarter
	As reported	Misclass-ification	Adjustment	Restated	As reported	Misclass-ification	Adjustment	Restated
Total revenue	64,351	—	(150)	64,201	46,865	—	150	47,015
Cost of services	71,812	(3,837)	549	68,524	49,631	(2,287)	835	48,179
Gross (loss) profit	(7,461)	3,837	(699)	(4,323)	(2,766)	2,287	(685)	(1,164)
Research and development	53,131	—	2	53,133	11,954	—	(2)	11,952
Selling and marketing	31,569	3,837	(40)	35,366	16,247	2,287	40	18,574
General and administrative	101,917	—	121	102,038	12,794	—	76	12,870
Related party expenses	1,797	—	—	1,797	888	—	—	888
Loss from operations	(195,875)	—	(782)	(196,657)	(44,649)	—	(799)	(45,448)
Total other income, net	4,882	—	—	4,882	(713)	—	—	(713)
Net (loss) income and comprehensive loss	(190,993)	—	(782)	(191,775)	(45,362)	—	(799)	(46,161)

	Third Quarter				Fourth Quarter
	As reported	Misclass-ification	Adjustment	Restated	As reported
Total revenue	43,178	—	—	43,178	57,801
Cost of services	58,752	(6,031)	(1,234)	51,487	60,607
Gross (loss) profit	(15,574)	6,031	1,234	(8,309)	(2,806)
Research and development	17,831	—	—	17,831	22,246
Selling and marketing	22,121	6,031	—	28,152	30,646
General and administrative	33,230	—	(105)	33,125	57,955
Related party expenses	847	—	—	847	2,127
Loss from operations	(89,603)	—	1,339	(88,264)	(115,780)
Total other income, net	120,995	—	—	120,995	75,595
Net (loss) income and comprehensive loss	31,392	—	1,339	32,731	(40,185)
2020 interim statements of operations and comprehensive loss (in thousands)

	First Quarter			Second Quarter			Third Quarter			Fourth Quarter
	As reported	Misclass-ification	Restated	As reported	Misclass-ification	Restated	As reported	Misclass-ification	Restated	As reported	Misclass-ification	Restated
Total revenue	46,655	—	46,655	30,102		30,102	38,608		38,608	63,957		63,957
Cost of services	39,239	(2,101)	37,138	35,985	(1,480)	34,505	36,530	(2,508)	34,022	72,894	(3,263)	69,631
Gross (loss) profit	7,416	2,101	9,517	(5,883)	1,480	(4,403)	2,078	2,508	4,586	(8,937)	3,263	(5,674)
Research and development	13,096	—	13,096	9,361	—	9,361	19,083	—	19,083	31,160	—	31,160
Selling and marketing	11,733	2,101	13,834	8,686	1,480	10,166	12,735	2,508	15,243	20,677	3,263	23,940
General and administrative	7,164	—	7,164	8,121	—	8,121	24,342	—	24,342	61,115	—	61,115
Related party expenses	2,195	—	2,195	2,111	—	2,111	1,933	—	1,933	3,156	—	3,156
Loss from operations	(26,772)	—	(26,772)	(34,162)	—	(34,162)	(56,015)	—	(56,015)	(125,045)	—	(125,045)
Total other income, net	(218)	—	(218)	2,110	—	2,110	(600)	—	(600)	(638)	—	(638)
Net loss and comprehensive loss	(26,990)	—	(26,990)	(32,052)	—	(32,052)	(56,615)	—	(56,615)	(125,683)	—	(125,683)
The adjustments also affected certain current asset and liability accounts previously reported in the condensed balance sheets as of March 31, 2021 and June 30, 2021 and condensed consolidated balance sheets as of September 30, 2021 as follows (in thousands):

	March 31, 2021			June 30, 2021			September 30, 2021
	As reported	Adjust- ment	Restated	As reported	Adjust- ment	Restated	As reported	Adjust-ment	Restated
Assets
Current assets:
Cash and cash equivalents	58,652	—	58,652	26,501	—	26,501	461,276	—	461,276
Accounts receivable	33,490	(150)	33,340	24,568	—	24,568	21,257	—	21,257
Due from related parties	349	—	349	437	—	437	413	—	413
Inventory	32,969	—	32,969	29,128	—	29,128	31,174	—	31,174
Prepaid expenses and other current assets	15,070	(139)	14,931	18,378	—	18,378	24,391	—	24,391
Total current assets	140,530	(289)	140,241	99,012	—	99,012	538,511	—	538,511
Property and equipment, net	64,632	—	64,632	62,097	—	62,097	60,333	—	60,333
Restricted cash	10,828	—	10,828	10,828	—	10,828	900	—	900
Other assets	3,596	—	3,596	3,596	—	3,596	3,613	—	3,613
Total assets	219,586	(289)	219,297	175,533	—	175,533	603,357	—	603,357

Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit)
Current liabilities:
Accounts payable and accrued expenses	41,609	493	42,102	43,650	1,581	45,231	43,079	242	43,321
Due to related parties	797	—	797	1,278	—	1,278	1,425	—	1,425
Current contract liabilities	2,810	—	2,810	1,341	—	1,341	493	—	493
Other current liabilities	22,991	—	22,991	24,764	—	24,764	26,369	—	26,369
Total current liabilities	68,207	493	68,700	71,033	1,581	72,614	71,366	242	71,608
Long-term debt, net of current portion	18,502	—	18,502	18,028	—	18,028	11,000	—	11,000
Stock-based compensation liabilities	296,952	—	296,952	295,049	—	295,049	—	—	—
Warrant liability	—	—	—	—	—	—	46,629	—	46,629
Earn-out contingent liability	—	—	—	—	—	—	61,400	—	61,400
Other liabilities	22,530	—	22,530	21,907	—	21,907	21,699	—	21,699
Total liabilities	406,191	493	406,684	406,017	1,581	407,598	212,094	242	212,336

Redeemable convertible preferred stock:
Series A-1 redeemable convertible preferred stock	51,811	—	51,811	51,811	—	51,811	—	—	—
Series A-2 redeemable convertible preferred stock	46,480	—	46,480	46,480	—	46,480	—	—	—
Series B redeemable convertible preferred stock	118,824	—	118,824	118,824	—	118,824	—	—	—
Series C redeemable convertible preferred stock	117,324	—	117,324	117,324	—	117,324	—	—	—
Redeemable convertible preferred stock	334,439	—	334,439	334,439	—	334,439	—	—	—
Stockholders’ equity (deficit):
Preferred Stock	—	—	—	—	—	—	—	—	—
Class A common stock	—	—	—	—	—	—	24	—	24
Class B convertible common stock	—	—	—	—	—	—	—	—	—
Additional paid-in capital	—	—	—	1,483	—	1,483	926,253	—	926,253
Accumulated deficit	(521,044)	(782)	(521,826)	(566,406)	(1,581)	(567,987)	(535,014)	(242)	(535,256)
Total stockholders’ (deficit) equity	(521,044)	(782)	(521,826)	(564,923)	(1,581)	(566,504)	391,263	(242)	391,021
Total liabilities, redeemable convertible preferred stock and stockholders’ equity	219,586	(289)	219,297	175,533	—	175,533	603,357	—	603,357

Revenue and accounts receivable concentration percentages
For each significant payor, revenue as a percentage of total revenues and accounts receivable as a percentage of total accounts receivable are as follows:

	Revenue			Accounts Receivable
	Year Ended December 31,			As of December 31,
	2021	2020	2019	2021	2020
Payor A	22%	27%	36%	15%	10%
Payor B	13%	14%	*	*	*
Payor C	*	*	*	*	20%
Payor D	*	*	24%	15%	*
__________________
*less than 10%

Reconciliation of cash and cash equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the balance sheets that sum to the total of the same amounts shown on the statements of cash flows (in thousands):

	As of December 31,
	2021	2020
Cash and cash equivalents	$400,569	$108,132
Restricted cash	900	10,828
Total	$401,469	$118,960

Reconciliation of restricted cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the balance sheets that sum to the total of the same amounts shown on the statements of cash flows (in thousands):

	As of December 31,
	2021	2020
Cash and cash equivalents	$400,569	$108,132
Restricted cash	900	10,828
Total	$401,469	$118,960